Financial Risk Management	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial Risk Management

22. Financial Risk Management

The Group’s operating activities expose itself to a variety of financial risks: market risk, credit risk and liquidity risk from which the Group’s risk management program focuses on minimizing any adverse effects on its financial performance. The Group operates financial risk management policies and programs that closely monitor and respond to each risk factor.

(1) Capital Risk Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, so the Group can continue to provide returns and benefits for shareholders and to maintain an optimal capital structure to reduce the cost of capital. The Group monitors capital on the basis of the debt ratio. This ratio is calculated as total debt divided by total capital. The debt ratios as of December 31, 2020 and 2019 are as follows:

	2020		2019
		(In millions of Korean won)
Total liabilities	~~W~~	88,024	~~W~~	59,659
Total equity		177,348		115,766
Debt-to-equity ratio		50%		52%

(2) Market risk

(a) Foreign exchange risk

The Group is exposed to foreign exchange risk arising from royalty revenues and commission payment primarily with respect to the US dollar and etc. The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	29,204,905	15,715,800	~~W~~	31,775	~~W~~	17,099
JPY	388,760,925	198,432,867		4,099		2,092
EUR	344,842	8,399		461		11
IDR	12,955,000	15,289,944		1		1
THB	28,510	7,379		1		—
TWD	105,408,193	3,264,754		4,076		126
VND	9,270,000	3,243,600		—		—
Total			~~W~~	40,413	~~W~~	19,329

	December 31, 2019
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	8,100,729	5,775,721	~~W~~	9,403	~~W~~	6,696
JPY	456,300,430	340,468,613		4,854		3,621
EUR	338,598	1,000		439		1
IDR	12,955,000	17,023,944		1		1
THB	28,510	7,379		1		—
TWD	29,236,669	5,567,672		1,125		214
VND	9,270,000	3,243,600		—		—
GBP	—	5,625		—		9
HKD	368,048	—		55		—
Total			~~W~~	15,878	~~W~~	10,542

The Group measures foreign exchange risk as a 10% fluctuation in the exchange rate of each foreign currency, which reflects the management's assessment of the risk of exchange rate fluctuation that can be reasonably occur. The impact of a 10% fluctuation in foreign currency exchange rates on the Group’s monetary assets and liabilities as of December 31, 2020 and 2019 are as follows:

	December 31, 2020				December 31, 2019
	10% Increase		10% Decrease		10% Increase		10% Decrease
		(In millions of Korean won)
USD	~~W~~	1,468	~~W~~	(1,468)	~~W~~	271	~~W~~	(271)
JPY		201		(201)		123		(123)
Others		440		(440)		140		(140)
Total	~~W~~	2,109	~~W~~	(2,109)	~~W~~	534	~~W~~	(534)

The sensitivity analysis is based on monetary assets and liabilities denominated in foreign currencies other than the functional currency as of the end of the reporting period.

(b) Interest rate risk

There are no borrowings under variable interest rate conditions as of December 31, 2020 and 2019.

(c) Price risk

There are no assets and liabilities exposed to price risk as of the end of the reporting period.

(3) Credit risk

Credit risk arises from normal trading and investing activities and occurs when a customer or a counterparty fails to comply with the terms of the contract. In order to manage these credit risks, the Group regularly evaluates the creditworthiness of our customers based on their financial condition, past experience and other factors.

The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Group as of December 31, 2020 and 2019 are as follows.

	December 31, 2020		December 31, 2019
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	110,632	~~W~~	79,428
Short-term financial instruments		71,000		39,500
Accounts receivable		59,761		32,253
Other receivable		8		56
Other current financial assets		818		233
Other non-current financial assets		1,324		1,770
Total	~~W~~	243,543	~~W~~	153,240

Cash and cash equivalents and short-term financial instruments are deposited in financial institutions with strong credit rating. Accounts receivables are mainly due from payment processing companies and platform service providers, which in the Group believes have low levels of credit risk.

(4) Liquidity risk

Liquidity risk management includes the maintenance of sufficient cash and marketable securities, the availability of funds from appropriately committed credit lines, and the ability to settle market positions. The following table summarizes the financial liabilities of the Group by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2020
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total
		(In millions of Korean won)
Accounts payable	~~W~~	54,090	~~W~~	43,438	~~W~~	9,250	~~W~~	1,402	~~W~~	—	~~W~~	—	~~W~~	54,090
Accrued expenses		62		62		—		—		—		—		62
Other liabilities (*)		5,900		812		2,107		2,146		597		733		6,395
Total	~~W~~	60,052	~~W~~	44,312	~~W~~	11,357	~~W~~	3,548	~~W~~	597	~~W~~	733	~~W~~	60,547

(*) Other liabilities as at December 31, 2020 consist of lease liabilities.

	December 31, 2019
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total
		(In millions of Korean won)
Accounts payable	~~W~~	37,689	~~W~~	21,374	~~W~~	16,122	~~W~~	193	~~W~~	—	~~W~~	—	~~W~~	37,689
Accrued expenses		1,175		1,175		—		—		—		—		1,175
Other liabilities (*)		4,994		598		1,653		1,780		1,029		428		5,488
Total	~~W~~	43,858	~~W~~	23,147	~~W~~	17,775	~~W~~	1,973	~~W~~	1,029	~~W~~	428	~~W~~	44,352

(*) Other liabilities as at December 31, 2019 consist of lease liabilities.

The cash flows above are not discounted and the amount due within 12 months is the same as the carrying amount since the effect of the discount is not material.